Deposits - Non Interest Bearing Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Banking and Thrift [Abstract]
Money market	$ 55,036	$ 109,545
NOW accounts	0	19,231
Noninterest-bearing Deposit Liabilities	$ 55,036	$ 128,776